Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 5,483	$ 5,483
Less: Accumulated amortization	(4,209)	(4,872)
Intangible assets	$ 1,274	611
Weighted average amortization period	4 years
Cost: Developed technology (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 2,575	2,575
Less: Accumulated amortization	(1,470)	(1,985)
Intangible assets	$ 1,105	590
Weighted average amortization period	5 years
Customer relationships (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 2,600	2,600
Less: Accumulated amortization	(2,455)	(2,600)
Intangible assets	$ 145
Weighted average amortization period	3 years
Others
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 308	308
Less: Accumulated amortization	(284)	(287)
Intangible assets	$ 24	$ 21
Weighted average amortization period	5 years